Loan Portfolio and Allowance for Credit Losses, Recorded Investment in Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable [Abstract]
Total loans		$ 4,733,201
Less: Allowance for credit loss on loans		46,032	$ 44,267
Net loans		4,687,169
Total loans, net			4,438,779
Less: Allowance for credit losses on loans			44,267	$ 49,595	$ 44,317
Net loans			4,394,512
Due from officers		20,500	17,900
New loans		7,600
Repayments of loans		5,000
Changes in outstanding loans		0
New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	3,219,914
Total loans, net	[1]		3,132,378
Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		1,513,287
Total loans, net			1,306,401
Real Estate Construction Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		36,400	37,300
Residential Borrowers [Member]
Loans and Leases Receivable [Abstract]
Total loans		14,100
Total loans, net			17,900
Commercial Borrowers Residential Purpose [Member]
Loans and Leases Receivable [Abstract]
Total loans		22,300
Total loans, net			19,400
Commercial [Member]
Loans and Leases Receivable [Abstract]
Total loans		231,011
Less: Allowance for credit loss on loans		2,596	3,135
Total loans, net			200,200
Less: Allowance for credit losses on loans			3,135	4,140	3,999
Commercial [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]		177,952
Commercial [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net			22,248
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans		209,922
Total loans, net			168,716
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	177,371
Total loans, net	[1]		147,063
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		32,551
Total loans, net			21,653
Commercial [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans		21,089
Total loans, net			31,484
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	20,221
Total loans, net	[1]		30,889
Commercial [Member] | Other [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		868
Total loans, net			595
Commercial [Member] | PPP Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans		1,000
Total loans, net			10,000
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable [Abstract]
Total loans		4,489,883
Less: Allowance for credit loss on loans		43,271	40,689
Total loans, net			4,229,163
Less: Allowance for credit losses on loans			40,689	44,950	39,748
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable [Abstract]
Total loans		4,146,902
Total loans, net			3,936,302
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	2,776,989
Total loans, net	[1]		2,723,734
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		1,369,913
Total loans, net			1,212,568
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans		56,549
Total loans, net			61,885
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	43,999
Total loans, net	[1]		48,190
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		12,550
Total loans, net			13,695
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable [Abstract]
Total loans		286,432
Total loans, net			230,976
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	191,926
Total loans, net	[1]		175,134
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		94,506
Total loans, net			55,842
Installment [Member]
Loans and Leases Receivable [Abstract]
Total loans		12,307
Less: Allowance for credit loss on loans		165	443
Total loans, net			9,416
Less: Allowance for credit losses on loans			443	$ 505	$ 570
Installment [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans	[1]	9,408
Total loans, net	[1]		7,368
Installment [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans		$ 2,899
Total loans, net			$ 2,048

[1]	Includes New York, New Jersey, Vermont and Massachusetts.